EXCHANGE LISTED FUNDS TRUST

ARMOR Core Risk-Managed ETF (NYSE Arca Ticker: RMRC)

(the “Fund”)

Supplement dated May 21, 2026, to the Fund’s currently effective

Prospectus and Statement of Additional Information

This supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information and should be read in conjunction with those documents.

Effective immediately, all references to the ARMOR Core Risk-Managed ETF’s address are updated to 8701 W. Highway 71, Suite 201, Austin, TX 78735.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.